Advances (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Advances to Related Party	As of March 31, 2013 no revenues were realized from this agreement.

	March 31, 2013	December 31, 2012
BioTime, Inc. (in thousands)	$250	$250
As of December 31, 2012, no revenues were realized from this agreement.

	December 31, 2012	December 31, 2011
BioTime, Inc. (in thousands)	$250	$250